Trade and other payables - Additional Information (Details) £ in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Trade And Other Payables [Line Items]
Deferred income			£ 20	£ 18
Interest payable			29	82
FII GLO (note 10(b))			813	863
Interest related to adjusting tax payables			80	71	£ 36
Sundry payables			236	587
Adjustments for increase (decrease) in trade and other payables			(58)	(640)	(3)
Borrowings, transferred from trade and other payables			£ 65	£ 71
Percentage of trade and other payables denominated in other than the functional currency of the subsidiary			7.00%	10.00%
Factoring of receivables
Trade And Other Payables [Line Items]
Sundry payables			£ 124	£ 138
DOJ & OFAC investigation
Trade And Other Payables [Line Items]
Adjustments for increase (decrease) in trade and other payables	£ 263	$ 326	(4)	(75)
Interest on tax payables including FIIGLO
Trade And Other Payables [Line Items]
Final judgment litigation settlement amount			800
Non-current interest payable			£ 305
Percentage of base rate charged to net finance costs			2.00%
Other current payables			£ 479
Interest on tax payables including FIIGLO | Provision For Interest
Trade And Other Payables [Line Items]
Other provisions			270	244
Interest on tax payables including FIIGLO | Adjusting items which have been adjusted within net finance costs
Trade And Other Payables [Line Items]
Interest related to adjusting tax payables			£ 61	£ 60	£ 33
Leaf suppliers
Trade And Other Payables [Line Items]
Trade payables part of the arrangement			150 days
Leaf suppliers | Bottom of range
Trade And Other Payables [Line Items]
Trade payables that are not part of the arrangement			1 day
Trade payables part of the arrangement			90 days
Leaf suppliers | Top of range
Trade And Other Payables [Line Items]
Trade payables that are not part of the arrangement			120 days
Trade payables part of the arrangement			150 days